Annual Fund Operating Expenses	0 Months Ended
	Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.53%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.46%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	2.28%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.21%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	2.28%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.21%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[1]
Total annual Fund operating expenses	1.08%
Fee waivers and/or reimbursements	(0.01%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.78%
Fee waivers and/or reimbursements	(0.07%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.71%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.07%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	2.13%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	2.13%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.63%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.37%	[1]
Total annual Fund operating expenses	1.17%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.87%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Operating Expenses:
Management fees	0.80%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.49%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.24%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.24%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.74%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.24%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.76%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class I Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.89%	[1]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund) | Class W Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.89%	[1]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.45%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.89%	[1]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.45%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.27%
Total annual Fund operating expenses	3.54%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	2.27%
Total annual Fund operating expenses	4.29%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	2.27%
Total annual Fund operating expenses	3.79%
Fee waivers and/or reimbursements	(1.98%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Operating Expenses:
Management fees	1.02%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.27%
Total annual Fund operating expenses	3.29%
Fee waivers and/or reimbursements	(1.98%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, 1.07% for Class I and 1.71% for Class R.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class Z.
[4]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.11% for Class I and 1.74% for Class R.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class Z.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.